SHORT-TERM BORROWINGS AND LONG-TERM INDEBTEDNESS (Tables)	12 Months Ended
Mar. 31, 2012
Short-Term Borrowings

As of March 31, 2011 and 2012, short-term borrowings consisted of the following:

	Yen in millions		U.S. Dollars in thousands
	2011	2012	2012
Bank borrowings	¥338	¥2,335	$28,476
Current maturities of long-term indebtedness	530	16	$195

Total	¥868	¥2,351	$28,671

Long-term Indebtedness

As of March 31, 2011 and 2012, long-term indebtedness consisted of the following:

	Yen in millions		U.S. Dollars in thousands
	2011	2012	2012
1.9% (weighted average rate) unsecured loans from banks, due 2012	¥500	¥-	$-
Capital lease obligations (see Note 3 (g))	49	28	341
Less- Current maturities included in short-term borrowings	(530)	(16)	(195)

Total	¥19	¥12	$146

Aggregate Annual Maturities of Long-Term Indebtedness

The aggregate annual maturities of long-term indebtedness subsequent to March 31, 2012 are as summarized below:

Year ending March 31,	Yen in millions
2013	¥16
2014	7
2015	3
2016	1
2017	1
2018 and after	-

Total	¥28